Prepayments and Other Assets	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Current
Rental deposits	4	8
Security deposits	1	1
Loans to employees	35	33
Prepaid expenses (1)	334	263
Interest accrued and not due	59	48
Withholding taxes and others (1)	398	256
Advance payments to vendors for supply of goods (1)	25	25
Deposit with corporation	286	287
Deferred contract cost (1)
Cost of obtaining a contract #	104	113
Cost of fulfillment	21	12
Net investment in sublease of right of use asset (Refer to Note 2.8)	6	6
Other non-financial assets (1)	32	43
Other financial assets	31	38
Total Current prepayment and other assets	1,336	1,133
Non-current
Loans to employees	5	5
Security deposits	6	6
Deposit with corporation	12	4
Defined benefit plan assets (Refer to Note 2.14) (1)	4	3
Prepaid expenses (1)	41	13
Deferred contract cost (1)
Cost of obtaining a contract #	23	78
Cost of fulfillment	79	41
Withholding taxes and others (1)	83	89
Net investment in sublease of right of use asset (Refer to Note 2.8)	37	43
Rental deposits	29	24
Other financial assets	113	23
Total Non-current prepayment and other assets	432	329
Total prepayment and other assets	1,768	1,462
Financial assets in prepayments and other assets	624	526

(1)
Non-financial assets

Withholding taxes and others primarily consist of input tax credits and Cenvat/VAT recoverable from Government of India.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.

# Includes technology assets taken over by the Group from a customer as a part of transformation project which is not considered as distinct goods or services and the control related to the assets is not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. Accordingly, the same has been considered as a reduction to the total contract value and accounted as Deferred contract cost. The Group has entered into financing arrangements with a third party for these assets. As of March 31, 2023, the financial liability pertaining to such arrangements amounts to $89 million. During fiscal 2023, $14 million was settled directly by the third party to the customer on behalf of the Group and accordingly considered as non-cash transaction (Refer to note 2.5).